Related Party Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Aug. 31, 2022
Related Party Transactions (Details) [Line Items]
Cost of revenue related parties		$ 85,170
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Accounts receivable balance			$ 86,219